Related Party Balances and Transactions (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	¥ 38,057	¥ 15,552	¥ 0
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	28,245	8,021	0
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	6,915	544	0
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	2,865	6,987	0
Beijing Bitauto Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of marketing and advertising service	¥ 32	¥ 0	¥ 0